Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Company's Revenue and Non-current Assets
The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Canada 1	$(767,709)	$3,440,590	$1,271,267	$7,852,189

Americas	1,647,854	1,422,069	3,167,929	2,671,673

Asia Pacific	1,027,989	1,579,435	1,705,857	3,298,173

Other	360,892	114,369	553,576	169,994
Total revenue	$2,269,026	$6,556,463	$6,698,629	$13,992,029

1	Impact of previously recognized revenue for contract modification as explained in tables above.

The Company’s revenue by location of the ultimate customer or consumer of product solution are as follows:

	Year ended December 31,

	2021	2020	2019

Canada	$10,733,922	$13,832,691	$10,889,542

United States	6,564,271	5,691,202	7,450,707

Japan	5,849,967	6,446,939	–

Australia	993,933	152,301	–

Other	1,454,879	805,306	–

Total revenue	$25,596,972	$26,928,439	$18,340,249

Disclosure of major customers [text block]
The table below presents significant customers who accounted for greater than 10
% of total revenues.

For the years ended December 31,	2021	2020	2019

Customer A	Less than 10%	14%	n/a

Customer B	Less than 10%	13%	11%

Customer C	11%	Less than 10%	20%

Customer D	11%	Less than 10%	n/a
The Company’s non-current assets by country are as follows:

	December 31, 2021	December 31, 2020

Canada	$30,812,581	$37,966,772

Australia	10,372,410	11,731,960

United States	9,014,016	12,424,844

Total non-current assets	$50,199,007	$62,123,576